Filed electronically with the Securities and Exchange Commission on July 14, 2011

File No. 002-78724
File No. 811-01444

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.  |__|
Post-Effective Amendment No. 84 |X|
and/or
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940

Amendment No. 84 |X|

DWS VALUE EQUITY TRUST
(Exact Name of Registrant as Specified in Charter)

345 Park Avenue, New York, NY  10154
(Address of Principal Executive Offices)   (Zip Code)

Registrant’s Telephone Number, including Area Code:  (617) 295-2572

John Millette, Secretary
DWS Value Equity Trust
One Beacon Street, Boston, MA  02108
(Name and Address of Agent for Service)

Copy to:
Thomas Hiller, Esq.
Ropes & Gray
Prudential Tower
800 Boylston Street
Boston, MA 02199

It is proposed that this filing will become effective (check appropriate box):

| X |	Immediately upon filing pursuant to paragraph (b)
|__|	On July 1, 2011 pursuant to paragraph (b)
|__|	60 days after filing pursuant to paragraph (a)(1)
|__|	On ____________ pursuant to paragraph (a)(1)
|__|	75 days after filing pursuant to paragraph (a)(2)
|__|	On ____________ pursuant to paragraph (a)(2) of Rule 485
|__|	On ____________ pursuant to paragraph (a)(3) of Rule 485

If appropriate, check the following box:
|__|	This post-effective amendment designates a new effective date for a previously filed post-effective amendment

This filing relates solely to the following Fund(s), (each) a series of the Registrant:

•	DWS S&P 500 Plus Fund – Classes A, B, C, R and S

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and the State of New York on the 14th day of July 2011.

  DWS VALUE EQUITY TRUST

By: /s/W. Douglas Beck
W. Douglas Beck*

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE	TITLE	DATE

/s/W. Douglas Beck
W. Douglas Beck*	President	July 14, 2011

/s/Paul H. Schubert
Paul H. Schubert	Chief Financial Officer and Treasurer	July 14, 2011

/s/John W. Ballantine
John W. Ballantine*	Trustee	July 14, 2011

/s/Henry P. Becton, Jr.
Henry P. Becton, Jr.*	Trustee	July 14, 2011

/s/Dawn-Marie Driscoll
Dawn-Marie Driscoll*	Trustee	July 14, 2011

/s/Keith R. Fox
Keith R. Fox*	Trustee	July 14, 2011

/s/Paul K. Freeman
Paul K. Freeman*	Chairperson and Trustee	July 14, 2011

/s/Kenneth C. Froewiss
Kenneth C. Froewiss*	Trustee	July 14, 2011

/s/Richard J. Herring
Richard J. Herring*	Trustee	July 14, 2011

/s/William McClayton
William McClayton*	Trustee	July 14, 2011

/s/Rebecca W. Rimel
Rebecca W. Rimel*	Trustee	July 14, 2011

/s/William N. Searcy, Jr.
William N. Searcy, Jr.*	Trustee	July 14, 2011

/s/Jean Gleason Stromberg
Jean Gleason Stromberg*	Trustee	July 14, 2011

/s/Robert H. Wadsworth
Robert H. Wadsworth*	Trustee	July 14, 2011

*By:        /s/Caroline Pearson
Caroline Pearson**
Chief Legal Officer

**
Attorney-in-fact pursuant to the powers of attorney that are incorporated herein by reference to Post Effective Amendment No. 76 to the Registration Statement, as filed on June 27, 2008; and as filed on June 28, 2011in Post-Effective Amendment No. 83 to the Registration Statement.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase